Commitments And Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies

22. COMMITMENTS AND CONTINGENCIES

Contingent Consideration

We agreed to pay contingent consideration to the former SunEdison unit holders and Solaicx shareholders in connection with these acquisitions if certain post-acquisition operational criteria are met. See Note 3 for further discussion.

Capital Lease Obligations

As more fully described in Note 14, we are party to master lease agreements that provides for the sale and simultaneous leaseback of certain solar energy systems constructed by us.

Operating Leases and Purchase Obligations

We lease buildings, equipment and automobiles under operating leases. Rental expense was $10.5 million, $7.9 million and $5.7 million in 2010, 2009 and 2008, respectively. The total future commitment under operating leases as of December 31, 2010 was $34.7 million, of which $22.8 million is noncancellable. Our operating lease obligations as of December 31, 2010 were as follows:

	Payments Due By Period
	Total	2011	2012	2013	2014	2015	Thereafter
In millions
Operating Leases	$34.7	$8.8	$6.0	$4.3	$3.7	$3.1	$8.8

We maintain a long-term agreement with a supplier in connection with the purchase of certain raw materials. Our minimum required annual purchase under this agreement is $48.6 million in each of the years from 2009 through 2018. During 2010 and 2009, $5.8 million and $15.9 million were recorded to cost of goods sold related to the estimated shortfall to our annual purchase obligation associated with a take or pay agreement for raw material supply to our Pasadena facility.

During 2010, we entered into two long term take-or-pay agreements with our subcontractors to manufacture solar wafers for us. In accordance with the agreements, MEMC will provide refundable deposits to these vendors totaling $62.5 million by January 2011 of which $58.0 million was provided during 2010. These deposits are refundable to the extent we fulfill our minimum annual take-or-pay requirements. The vendors are also required to reserve certain levels of wafer capacity for our benefit. In one agreement, we have committed to minimum purchases of $119.2 million in 2011. The commitment schedule for the years thereafter will be negotiated in 2011. In the other agreement, we have committed to minimum purchases of $87.1 million, $83.4 million, $80.9 million and $78.9 million in 2011, 2012, 2013 and 2014, respectively.

During 2010, we entered into agreements to purchase certain raw materials in order to meet our future production requirements. These agreements require us to purchase approximately $387.9 million of raw materials over the next three years, with approximately $88.1 million to be purchased during the next twelve months.

Indemnification

We have agreed to indemnify some of our Semiconductor Materials and Solar Materials customers against claims of infringement of the intellectual property rights of others in our sales contracts with these customers. Historically, we have not paid any claims under these indemnification obligations and we do not have any pending indemnification claims as of December 31, 2010.

We generally warrant the operation of our solar energy systems for a period of time. We may also indemnify our customers for tax credits associated with the systems we construct and sell or sell and then leaseback. Due to the absence of historical material warranty and tax indemnification claims and expected future claims, we have not recorded an accrual related to solar energy systems as of December 31, 2010.

In connection with several contracts to sell outright solar energy systems, SunEdison has guaranteed the systems' performance for two years following the date of interconnection. Also, under a separate operations and maintenance services agreement, SunEdison guaranteed the uptime availability of the system over the term of the arrangement, which may last 20 years. To the extent there are shortfalls in either of the guarantees, SunEdison is required to indemnify the purchaser up to the guaranteed amount through a cash payment. The maximum losses that SunEdison may be subject to for non-performance are contractually limited by the terms of each executed agreement.

Legal Proceedings

We are involved in various legal proceedings which arise in the ordinary course of business. Although it is not possible to predict the outcome of these matters, we believe that the ultimate outcome of these proceedings, individually and in the aggregate, will not have a material adverse effect on our financial position, cash flows or results of operations.

BP Solar International v. MEMC Electronic Materials, Inc. and MEMC Pasadena, Inc.

In April 2007, BP Solar International, Inc. filed suit against MEMC and MEMC Pasadena, Inc. in the Circuit Court for Frederick County, Maryland (Civil Number 10-C-07-001240) alleging non-delivery of polysilicon powder for 2006 under an alleged two-year supply agreement. Plaintiff BP Solar subsequently amended the complaint on four separate occasions. The final complaint filed by Plaintiff alleged that MEMC Pasadena failed to supply polysilicon powder to the Plaintiff in 2006 and 2007 under an alleged three-year supply agreement. MEMC has always maintained that no such long term supply agreement ever existed. The case was tried before a jury and on July 31, 2009, the jury returned a verdict in favor of BP Solar, awarding damages of $8.8 million. The parties reached a confidential settlement of this matter in January 2011.

S.O.I.TEC Silicon on Insulator Technologies S.A. v. MEMC Electronic Materials, Inc.

On May 19, 2008, Soitec and Commissariat A L'Energie Atomique ("CEA") filed a complaint against MEMC in the U.S. District Court for the District of Delaware (Civil Action No. 08-292) alleging infringement, including willful infringement, by MEMC of three U.S. patents related to silicon-on-insulator (SOI) technology, and requested damages and an injunction. Soitec and CEA filed an amended complaint on July 21, 2009, adding a fourth, related patent to the lawsuit. MEMC filed a counterclaim against Soitec for infringement of one of MEMC's U.S. patents. The Court bifurcated the case into two phases, a first liability phase, which, to the extent liability is found, will be followed by a second damages phase. In a memorandum opinion dated October 13, 2010, the Court found that all of MEMC's current products and processes do not infringe any valid claim of the four asserted Soitec patents.

The Court held a jury trial from October 25 to November 2. After the Court's October 13 ruling in favor of MEMC, the only remaining claim that Soitec continued to assert at trial was a single patent claim directed against some mono-implant research and development efforts conducted by MEMC approximately four to six years ago, none of which have occurred since 2006, and none of which are material or relevant to the current operations at MEMC. MEMC continued to assert at trial its counterclaim for infringement of MEMC's patent. On November 2, 2010, the jury found that certain of Soitec's wafers infringed the patent asserted by MEMC at trial. The jury also found that one of the Soitec patent claims was valid. This single patent claim covers MEMC's mono-implant research and development effects that ended in 2006. Post trial motions have been briefed and are awaiting resolution by the Court. MEMC expects to appeal certain of the Court's rulings in this matter. The damages phase of this trial will likely occur after any appeals by MEMC or Soitec in the case. We believe that Soitec and CEA's suit against us has no merit, and we are asserting a vigorous defense against these claims, as well as our infringement counterclaim. Although it is not possible to predict the outcome of such matters, we believe that the ultimate outcome of this proceeding will not have a material adverse effect on our financial position, cash flows or results of operations.

Semi-Materials Co., Ltd. v. MEMC Electronic Materials, Inc. and MEMC Pasadena, Inc.

On September 28, 2006, Semi-Materials Co., Ltd. ("Semi-Materials") filed a complaint against MEMC in the U.S. District Court for the Eastern District of Missouri (Case No. 4:06-CV-01426-FRB) alleging breach of contract, unjust enrichment, fraud, and conversion, and seeking specific performance, all related to a series of purchase orders for chunk polysilicon and polysilicon solar ingot. MEMC filed its answer in the case in December 2006. On MEMC's motion, the Court dismissed Semi-Materials' conversion claim.

The parties entered into settlement discussions for this case in November 2007 and December 2007. In early 2008, Semi-Materials claimed that a binding settlement was reached as a result of those late 2007 discussions. MEMC denied Semi-Materials' allegation that a binding settlement was reached. In January 2008, Semi-Materials moved the trial court to enforce the alleged settlement terms. On March 17, 2008, the trial court sustained Semi-Materials' motion and found that binding settlement terms had been reached as a result of the late 2007 negotiations between Semi-Materials and MEMC. This decision was immediately appealed by MEMC to the United States Court of Appeals for the Eighth Circuit, and enforcement of the trial court's order was stayed pending that appeal. The Eighth Circuit heard oral argument on September 26, 2008. Just prior to the September 26 oral argument, Semi-Materials informed MEMC and the Eighth Circuit that Semi-Materials no longer sought enforcement of the alleged settlement agreement (although Semi-Materials still claimed that a binding settlement was reached in late 2007). Semi-Materials instead requested that the Eighth Circuit vacate the trial court's March 2008 order enforcing the alleged settlement agreement and remand the case back to the trial court for further proceedings. On May 4, 2009, the Eighth Circuit requested a rehearing of the appeal, which rehearing was held on June 10, 2009. On July 10, 2009, the Eighth Circuit vacated the trial court's order, and returned the case to the trial court for further proceedings. The parties completed discovery and the case was set for trial beginning February 22, 2011.

On March 31, 2008, Semi-Materials and its affiliate SMC Shanghai ("SMC") filed two additional lawsuits against MEMC, one in the United States District Court for the Southern District of Texas (Case No. 4:08-CV-00991) (the "Texas Action") and another in the United States District Court for the Eastern District of Missouri (Case No. 4:08-CV-00434-JCH) (the "Missouri Action"). In both cases, Semi-Materials and SMC alleged that: (i) MEMC Pasadena, Inc. ("MEMC Pasadena") breached an agreement with SMC for SMC to act as MEMC's exclusive sales agent in China; (ii) MEMC Pasadena breached an agreement with Semi-Materials for Semi-Materials to act as MEMC Pasadena's exclusive sales agent in Korea; (iii) MEMC tortiously interfered with the purported sales agency agreements among MEMC Pasadena and SMC and Semi-Materials; and (iv) MEMC tortiously interfered with a separate sales agency agreement Semi-Materials claimed existed with an unrelated party. In the Missouri Action, Semi-Materials also claimed that MEMC tortiously interfered with an expectancy for an on-going business relationship Semi-Materials claimed existed with the unrelated party. Upon MEMC's motions for summary judgment in the Missouri Action, the Court dismissed the claim that MEMC tortiously interfered with the purported sales agency agreements, and the claim that MEMC tortiously interfered with the alleged sales agency agreement between Semi-Materials and the unrelated party. The remaining claims were tried before a jury between January 4 and January 12, 2010. At trial, the jury found in favor of Semi-Materials and SMC on their respective claims for breach of contract against MEMC Pasadena, awarding a verdict of $0.2 million, and found in favor of MEMC on Semi-Materials' claim for tortious interference with an expectancy of an ongoing business relationship with the unrelated party. MEMC Pasadena filed a post-trial motion for judgment as a matter of law as to the breach of contract claims on which the jury found in favor of Semi-Materials and SMC. The Court denied that motion on August 30, 2010. Semi-Materials and SMC filed a Notice of Appeal to the United States Court of Appeals for the Eighth Circuit concerning rulings the Court made at summary judgment concerning Plaintiffs' alleged damages on their breach of contract claims. MEMC Pasadena filed a Notice of Cross-Appeal concerning the Court's entry of judgment based upon the jury verdict and the Court's denial of MEMC's motion for judgment as a matter of law. The appellate matters have been docketed as Appeal Nos. 10-1324 and 10-1626 in the United States Court of Appeals for the Eighth Circuit. The opening appellate brief of Semi-Materials and SMC was filed on April 28, 2010. MEMC Pasadena's brief was filed on October 22, 2010. No discovery has been undertaken in the Texas Action, and it has been stayed.

We do not believe that the Semi-Materials cases, should the jury's verdict in the Missouri action not be maintained on appeal, or should the case for which trial began on February 22, 2011 ultimately be decided against MEMC, in whole or in part, will have a material adverse effect on us. Due to uncertainty regarding the litigation process, the outcome of these matters are unpredictable, damages could be substantial, and the results of these cases could be unfavorable for MEMC.

Minneapolis Firefighters' Relief Association v. MEMC Electronic Materials, Inc., et al.

On September 26, 2008, a putative class action lawsuit was filed in the U.S. District Court for the Eastern District of Missouri by plaintiff Minneapolis Firefighters' Relief Association asserting claims against MEMC and Nabeel Gareeb, MEMC's former Chief Executive Officer. On October 10, 2008, a substantially similar putative class action lawsuit was filed by plaintiff Donald Jameson against MEMC, Mr. Gareeb and Ken Hannah, MEMC's former Chief Financial Officer and currently MEMC's Executive Vice President and President—Solar Materials. These cases purportedly are brought on behalf of all persons who acquired shares of MEMC's common stock between June 13, 2008 and July 23, 2008, inclusive (the "Class Period"). Both complaints allege that, during the Class Period, MEMC failed to disclose certain material facts regarding MEMC's operations and performance, which had the effect of artificially inflating MEMC's stock price in violation of Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act"). Plaintiffs further allege that Messrs. Gareeb and Hannah are subject to liability under Section 20(a) of the Act as control persons of MEMC. Plaintiffs seek certification of the putative class, unspecified compensatory damages, interest and costs, as well as ancillary relief. On December 12, 2008, these actions were consolidated, and the Court appointed Mahendra A. Patel as lead plaintiff. Plaintiff filed a consolidated amended complaint on February 23, 2009. Defendants filed a motion to dismiss the consolidated amended complaint, which was fully briefed by the parties by June 24, 2009. On March 8, 2010, the Court dismissed the consolidated class action complaint with prejudice. On March 31, 2010, plaintiff filed a notice of appeal to the United States Court of Appeals for the Eighth Circuit. On June 15, 2010, plaintiff filed his appellant brief. On July 15, 2010, defendants filed their appellee brief. Plaintiff filed a reply brief on July 29, 2010. A date for oral argument has not been set.

Brian Larkowski v. John Marren, et al.

On November 4, 2008, Brian Larkowski, a purported shareholder of MEMC, filed a derivative action in the Circuit Court of St. Charles County, Missouri against defendants John Marren, Peter Blackmore, Nabeel Gareeb, Marshall Turner, Robert J. Boehlke, C. Douglas Marsh, William E. Stevens, James B. Williams and Michael McNamara (collectively "individual defendants") and MEMC as a nominal defendant. Each individual defendant is a current or former officer and/or director of MEMC. The lawsuit alleges breach of fiduciary duty, abuse of control, gross mismanagement, waste of corporate assets and unjust enrichment, based on allegations of conduct similar to that alleged in the putative class action lawsuit described above. On December 19, 2008, the court entered a stipulated order staying the derivative action pending resolution of any motions to dismiss in the putative class action described above. On January 14, 2011, the Court continued the stay.

Jerry Jones v. MEMC Electronic Materials, Inc., et al.

On December 26, 2008, a putative class action lawsuit was filed in the U.S. District Court for the Eastern District of Missouri by plaintiff, Jerry Jones, purportedly on behalf of all participants in and beneficiaries of MEMC's 401(k) Savings Plan (the "Plan") between September 4, 2007 and December 26, 2008, inclusive. The complaint asserted claims against MEMC and certain of its directors, employees and/or other unnamed fiduciaries of the Plan. The complaint alleges that the defendants breached certain fiduciary duties owed under the Employee Retirement Income Security Act ("ERISA"), generally asserting that the defendants failed to make full disclosure to the Plan's participants of the risks of investing in MEMC's stock and that the Company's stock should not have been made available as an investment alternative in the Plan. The misstatements alleged in the complaint significantly overlap with the misstatements alleged in the federal securities class action described above.

On June 1, 2009, an amended class action complaint was filed by Mr. Jones and another purported participant of the Plan, Manuel Acosta, which raises substantially the same claims and is based on substantially the same allegations as the original complaint. However, the amended complaint changes the period of time covered by the action, purporting to be brought on behalf of beneficiaries of and/or participants in the Plan from June 13, 2008 through the present, inclusive (the "Class Period"). The amended complaint seeks unspecified monetary damages, including losses the participants and beneficiaries of the Plan allegedly experienced due to their investment through the Plan in MEMC's stock, equitable relief and an award of attorney's fees. No class has been certified and discovery has not begun. The Company and the named directors and employees filed a motion to dismiss the complaint, which was fully briefed by the parties as of October 9, 2009. The parties each subsequently filed notices of supplemental authority and corresponding responses. On March 17, 2010, the court denied the motion to dismiss. The MEMC defendants filed a motion for reconsideration or, in the alternative, certification for interlocutory appeal, which was fully briefed by the parties as of June 16, 2010. The parties each subsequently filed notices of supplemental authority and corresponding responses. On October 18, 2010, the court granted the MEMC defendants' motion for reconsideration, vacated its order denying the MEMC defendants' motion to dismiss, and stated that it will revisit the issues raised in the motion to dismiss after the parties supplement their arguments relating thereto. Both parties filed briefs supplementing their arguments on November 1, 2010, and the parties each subsequently filed additional notices of supplemental authority.

MEMC believes the above class actions and derivative suit are without merit and we will assert a vigorous defense. Due to the inherent uncertainties of litigation, we cannot predict the ultimate outcome or resolution of the foregoing class action or derivative suit proceedings or estimate the amounts of, or potential range of, loss with respect to these proceedings. An unfavorable outcome could have a material adverse impact on our business, results of operations and financial condition. We have indemnification agreements with each of our present and former directors and officers, under which we are generally required to indemnify each such director or officer against expenses, including attorney's fees, judgments, fines and settlements, arising from actions such as the lawsuits described above (subject to certain exceptions, as described in the indemnification agreements).

From time to time we may conclude it is in the best interests of our stockholders, employees, vendors and customers to settle one or more litigation matters, and any such settlement could include substantial payments; however, other than as may be noted above, we have not reached this conclusion with respect to any particular matter at this time. There are a variety of factors that influence our decision to settle any particular individual matter, and the amount we may choose to pay or accept as payment to settle such matters, including the strength of our case, developments in the litigation (both expected and unexpected), the behavior of other interested parties, including non-parties to the matter, the demand on management time and the possible distraction of our employees associated with the case and/or the possibility that we may be subject to an injunction or other equitable remedy. It is difficult to predict whether a settlement is possible, the amount of an appropriate settlement or when is the opportune time to settle a matter in light of the numerous factors that go into the settlement decision.